Pioneer Solutions - Balanced Fund
Schedule of Investments  |  April 30, 2024

A: PIALX	C: PIDCX	R: BALRX	Y: IMOYX

Schedule of Investments  |  4/30/24
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
3,106,955(a)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 3,106,955
		$3,106,955

	TOTAL SHORT TERM INVESTMENTS (Cost $3,106,955)	$3,106,955

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.8% (Cost $3,106,955)	$3,106,955
		Net Realized Gain (Loss) for the period ended 4/30/24	Change in Unrealized Appreciation (Depreciation) for the period ended 4/30/24	Capital Gain Distributions for the period ended 4/30/24	Dividend Income for the period ended 4/30/24	Value
	Affiliated Issuers — 99.0%*
	Mutual Funds — 99.0% of Net Assets
1,801,699	Pioneer Balanced ESG Fund Class K	$215,427	$827,613	$—	$353,191	$ 18,917,838
3,789,122	Pioneer Bond Fund Class K	361,178	167,409	—	784,120	30,350,865
1,508,068	Pioneer CAT Bond Fund Class K	3,173	444,547	—	805,848	16,302,214
—	Pioneer Core Equity Fund Class K	183,022	(225,665)	7,009	5,276	—
210,455	Pioneer Disciplined Value Fund Class K	(31,945)	14,417	10,248	21,640	2,996,877
1Pioneer Solutions - Balanced Fund | 4/30/24

Shares		Net Realized Gain (Loss) for the period ended 4/30/24	Change in Unrealized Appreciation (Depreciation) for the period ended 4/30/24	Capital Gain Distributions for the period ended 4/30/24	Dividend Income for the period ended 4/30/24	Value
	Mutual Funds — (continued)
127,803	Pioneer Equity Income Fund Class K	$60,748	$(96,252)	$110,529	$35,298	$ 3,960,611
649,139	Pioneer Equity Premium Income Fund Class K	(235,187)	90,533	—	204,027	7,990,901
99,922	Pioneer Fund Class K	20,058	276,370	18,294	13,299	4,034,832
58,476	Pioneer Fundamental Growth Fund Class K	46,380	70,251	20,266	805	1,963,636
3,970,649	Pioneer Global Sustainable Equity Fund Class K	899,657	5,135,691	80,879	1,358,562	74,886,446
2,018,835	Pioneer International Equity Fund Class K	(16,259)	1,972,162	331,947	694,756	51,762,928
9,677,203	Pioneer Multi-Asset Income Fund Class K	(504,108)	1,553,625	—	6,667,764	113,707,136
Pioneer Solutions - Balanced Fund | 4/30/242

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 4/30/24	Change in Unrealized Appreciation (Depreciation) for the period ended 4/30/24	Capital Gain Distributions for the period ended 4/30/24	Dividend Income for the period ended 4/30/24	Value
	Mutual Funds — (continued)
2,591,642	Pioneer Multi-Asset Ultrashort Income Fund Class K	$147,539	$(583)	$—	$1,693,882	$ 25,061,181
2,809,592	Pioneer Short-Term Income Fund Class K	2,334	74,054	—	1,066,727	24,724,409
104,797	Pioneer Strategic Income Fund Class K	—	(9,244)	—	—	960,992
	Total Mutual Funds (Cost $345,344,799)	$1,152,017	$10,294,928	$579,172	$13,705,195	$377,620,866

	Total Investments in Affiliated Issuers — 99.0% (Cost $345,344,799)	$1,152,017	$10,294,928	$579,172	$13,705,195	$377,620,866
	OTHER ASSETS AND LIABILITIES — 0.2%					$899,989
	net assets — 100.0%					$381,627,810

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2024.
*	Affiliated funds managed by Amundi Asset Management US, Inc. (the “Adviser”).
3Pioneer Solutions - Balanced Fund | 4/30/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$3,106,955	$—	$—	$3,106,955
Affiliated Mutual Funds	377,620,866	—	—	377,620,866
Total Investments in Securities	$380,727,821	$—	$—	$380,727,821
During the period ended April 30, 2024, there were no transfers in or out of Level 3.
Pioneer Solutions - Balanced Fund | 4/30/244